RELATED PARTY NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 31, 2021	May 31, 2019	Jun. 30, 2010	Dec. 31, 2008	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt instrument interest percentage					10.00%
Debt instrument accrued interest								$ 16,480
Debt instrument periodic payment					$ 750,000
Debt instrument Maturity date						Jul. 31, 2023
ARJ Trust [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					650,000		$ 650,000
Debt instrument accrued interest					$ 2,911		2,911
Debt instrument Maturity end date					Mar. 31, 2024
Debt instrument Maturity end date					Mar. 31, 2025
ARJ Trust [Member] | Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 500,000			500,000
Debt instrument interest percentage				8.50%
Debt instrument periodic interest payment				$ 3,541
ARJ Trust [Member] | Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 150,000		$ 150,000		$ 150,000
Debt instrument interest percentage			8.50%
Debt instrument periodic interest payment			$ 1,063
McKettrick [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 1,750,000
Debt instrument interest percentage		0.00%
Debt instrument periodic payment		$ 250,000			250,000
Debt instrument Maturity date		Dec. 01, 2027
Debt instrument fee		There is a late fee of 5%, if not paid within 10 days of the due date
Debt instrument extension fee					50,000
Carver [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 222,000
Debt instrument interest percentage	0.00%
Debt instrument periodic payment	$ 18,500				$ 18,500
Debt instrument Maturity date	Oct. 01, 2027